The Company's Subsidiaries (Details) - Schedule of The Company's Subsidiaries	12 Months Ended
Dec. 31, 2023
Silynx Communications Inc. [Member]
Schedule of The Companys Subsidiaries [Line Items]
Jurisdiction of incorporation	Delaware, USA
Rights to equity/voting rights	100.00%
Source of Sound Ltd. [Member]
Schedule of The Companys Subsidiaries [Line Items]
Jurisdiction of incorporation	Israel
Rights to equity/voting rights	100.00%